PROPERTY, PLANT & EQUIPMENT (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended		48 Months Ended	110 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Development costs capitalzed	$ 8,865	$ 3,419
Depreciation, right-of-use assets	10,740	6,492
Florence copper project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized stripping costs	68,043	103,072
Development costs capitalzed	8,865	3,419		$ 347,100
Mineral properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation on non-cash additions of mining assets	$ 10,835	$ 4,294
Development costs capitalzed			$ 6,536